Segmented information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segmented information [Text Block]

17. Segmented information

Operating segments

The Company operates in a single reportable operating segment - the acquisition, exploration and development of mineral properties.

Geographic segments

The Company's assets are primarily located in Canada.  At December 31, 2020, the Company's assets are located in Canada except for $15,540 of assets located in Brazil.